Annual Total Returns [BarChart] - First Trust Low Duration Opportunities ETF - First Trust Low Duration Opportunities ETF	Mar. 01, 2021
Bar Chart Table:
2015	2.37%
2016	6.84%
2017	1.76%
2018	1.46%
2019	4.15%
2020	1.81%